Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill.
Goodwill

9 Goodwill

	2022	2021	2020
	$m	$m	$m
Cost
At 1 January	20,311	12,164	11,982
Additions through business combinations (Note 27)	15	8,287	–
Exchange and other adjustments	(195)	(140)	182
At 31 December	20,131	20,311	12,164
Amortisation and impairment losses
At 1 January	314	319	314
Exchange and other adjustments	(3)	(5)	5
At 31 December	311	314	319
Net book value
At 31 December	19,820	19,997	11,845

Goodwill is tested for impairment at the operating segment level, this being the level at which goodwill is monitored for internal management purposes. As detailed in Note 6, the Group does not have multiple operating segments and is engaged in a single business activity of pharmaceuticals.

Recoverable amount is determined on a fair value less costs to sell basis using the market value of the Company’s outstanding Ordinary Shares. Our market capitalisation is compared to the book value of the Group’s net assets and this indicates a significant surplus at 31 December 2022 (and 31 December 2021 and 31 December 2020). No goodwill impairment was identified.